UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/04
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
November 12, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 83
Form 13F Information Table Value Total: 1,543,478
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
A T M I Inc.                   COM              00207R101     7185 350850.000SH      SOLE                        350850.000
Allstate Insurance Grp.        COM              020002101    37274 776695.000SH      SOLE                        776695.000
Altria Group Inc               COM              02209S103    30207 642163.364SH      SOLE                        642163.364
American Woodmark Corp         COM              030506109    26660 720051.352SH      SOLE                        720051.352
Anadarko Petroleum Corp.       COM              032511107    13473 203035.000SH      SOLE                        203035.000
Atmel Corp                     COM              049513104     4111 1135600.000SH     SOLE                        1135600.000
Beazer Homes Inc.              COM              07556Q105    33636 314680.769SH      SOLE                        314680.769
Berkshire Hathaway CL A        COM              084670108      260    3.000 SH       SOLE                             3.000
Black & Decker Corp            COM              091797100    63176 815805.000SH      SOLE                        815805.000
CAVCO INDS INC DEL COM         COM              149568107     1287 34075.000SH       SOLE                         34075.000
Calpine Corp.                  COM              131347106     8704 3001247.000SH     SOLE                        3001247.000
Capital One Financial Corp.    COM              14040H105    55039 744770.000SH      SOLE                        744770.000
Cemex S A Ssponsor ADR New Rep COM              151290889    34676 1232273.158SH     SOLE                        1232273.158
Cendant                        COM              151313103    44842 2076041.000SH     SOLE                        2076041.000
Centex Corp                    COM              152312104    80312 1591605.000SH     SOLE                        1591605.000
Citigroup Inc.                 COM              172967101    40444 916691.031SH      SOLE                        916691.031
ConocoPhillips                 COM              20825C104    12695 153231.000SH      SOLE                        153231.000
Countrywide Financial Corp.    COM              222372104    94795 2406568.328SH     SOLE                        2406568.328
D&K Healthcare                 COM              232861104     5309 539000.000SH      SOLE                        539000.000
DEVON ENERGY CORP NEW COM      COM              25179M103    30226 425658.564SH      SOLE                        425658.564
Dynamic Oil & Gas Inc.         COM              267906105      901 306500.000SH      SOLE                        306500.000
Dynegy Inc.                    COM              26816Q101     2595 520000.000SH      SOLE                        520000.000
Eagle Materials Inc Cl B       COM              26969P207     7713 111780.845SH      SOLE                        111780.845
El Paso Corporation            COM              28336l109    10139 1103234.000SH     SOLE                        1103234.000
Exelon Corp.                   COM              30161N101     7640 208220.000SH      SOLE                        208220.000
Exxon Mobil Corp.              COM              30231G102      212 4391.000 SH       SOLE                          4391.000
Fannie Mae                     COM              313586109    43811 691022.000SH      SOLE                        691022.000
Fidelity National Financial    COM              316326107    73366 1925617.000SH     SOLE                        1925617.000
Gabelli Asset Management       COM              36239Y102     5350 124860.000SH      SOLE                        124860.000
General Cable Corp             COM              369300108     1341 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103     1072 31922.000SH       SOLE                         31922.000
Graco Inc.                     COM              384109104     7348 219336.000SH      SOLE                        219336.000
Harley Davidson Inc.           COM              412822108    13398 225396.000SH      SOLE                        225396.000
Houston Exploration            COM              442120101    19752 332800.000SH      SOLE                        332800.000
Intel Corp                     COM              458140100      436 21755.000SH       SOLE                         21755.000
International Business Machine COM              459200101    12970 151265.681SH      SOLE                        151265.681
Johnson & Johnson              COM              478160104    41021 728226.000SH      SOLE                        728226.000
LEAP WIRELESS INTL INC         COM              521863308     4400 200000.000SH      SOLE                        200000.000
LEAR CORP COM                  COM              521865105    22279 409170.000SH      SOLE                        409170.000
LENNAR CORP CL A               COM              526057104     1827 38375.000SH       SOLE                         38375.000
Lamson & Sessions              COM              513696104     4896 538000.000SH      SOLE                        538000.000
MARSHALL EDWARDS INC COM       COM              572322303      460 51790.000SH       SOLE                         51790.000
MAVERICK TUBE CORP             COM              577914104      545 17680.000SH       SOLE                         17680.000
Masco Corp                     COM              574599106    36357 1052915.386SH     SOLE                        1052915.386
Mastec Inc.                    COM              576323109     3827 728980.000SH      SOLE                        728980.000
Meritage Corp.                 COM              59001A102    42957 546530.000SH      SOLE                        546530.000
Merrill Lynch                  COM              590188108    24398 490700.000SH      SOLE                        490700.000
Metris Companies               COM              591598107     1271 130000.000SH      SOLE                        130000.000
Mohawk Industries, Inc.        COM              608190104    40274 507293.000SH      SOLE                        507293.000
Monaco Coach                   COM              60886R103     4697 216950.000SH      SOLE                        216950.000
Morgan Stanley                 COM              617446448     8351 169395.000SH      SOLE                        169395.000
NOVAGOLD RES INC COM NEW       COM              66987E206     1173 184700.000SH      SOLE                        184700.000
NVR Inc.                       COM              62944T105    73118 132700.000SH      SOLE                        132700.000
Nabors Industries LTD New (Ber COM              G6359F103    41729 881295.000SH      SOLE                        881295.000
National RV Holdings           COM              637277104     4924 396136.000SH      SOLE                        396136.000
Nextel Communications A        COM              65332V103     1008 42290.000SH       SOLE                         42290.000
Novogen LTD                    COM              67010F103     1481 81350.000SH       SOLE                         81350.000
OCA INC                        COM              67083Q101     4642 979260.000SH      SOLE                        979260.000
Opsware Inc.                   COM              68383A101      886 158000.000SH      SOLE                        158000.000
PPL CORP COM                   COM              69351T106    14154 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    40692 2133840.000SH     SOLE                        2133840.000
Photon Dynamics Inc.           COM              719364101     5566 274200.000SH      SOLE                        274200.000
Polaris Industries, Inc.       COM              731068102    31320 561090.000SH      SOLE                        561090.000
Pulte Homes, Inc.              COM              745867101    19952 325110.000SH      SOLE                        325110.000
R G Barry Corp                 COM              068798107      828 322200.000SH      SOLE                        322200.000
Rush Enterprises CLA           COM              781846209     2722 248605.000SH      SOLE                        248605.000
Rush Enterprises CLB           COM              781846308     3308 283005.000SH      SOLE                        283005.000
Sovereign Bancorp Inc.         COM              845905108      655 30000.000SH       SOLE                         30000.000
Stanley Furniture Inc New      COM              854305208    18944 430535.000SH      SOLE                        430535.000
Telefonos De Mexico            COM              879403780     1004 31100.000SH       SOLE                         31100.000
Terex Corp Del                 COM              880779103     5811 133900.000SH      SOLE                        133900.000
Texas Industries Inc.          COM              882491103    12121 235625.451SH      SOLE                        235625.451
Thor Industries Inc.           COM              885160101    19662 742790.000SH      SOLE                        742790.000
Toll Brothers Inc.             COM              889478103     8568 184940.000SH      SOLE                        184940.000
Tyco International LTD         COM              902124106    46848 1527986.364SH     SOLE                        1527986.364
U S Bancorp Del New            COM              902973304      497 17190.000SH       SOLE                         17190.000
UTStarcom, Inc.                COM              918076100    11849 735515.000SH      SOLE                        735515.000
United Technologies Corp.      COM              913017109      212 2265.000 SH       SOLE                          2265.000
UnitedHealth Group Inc.        COM              91324P102    18907 256400.000SH      SOLE                        256400.000
Washington Mutual Inc.         COM              939322103    23106 591242.000SH      SOLE                        591242.000
Whirlpool Corp                 COM              963320106    19581 325855.000SH      SOLE                        325855.000
Winnebago Inds. Inc.           COM              974637100    37962 1095890.000SH     SOLE                        1095890.000
Muhlenkamp Fund                MUT              962096103      333 4882.628 SH       SOLE                          4882.628